SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Foreign Currency Translation) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Accounting Policies [Abstract]
Average three months ended RMB : US$ exchange rate	6.76966		6.67150
Average six months ended RMB : US$ exchange rate	6.76966		6.81629
Six months and year ended RMB : US$ exchange rate (Closing rate)	6.84992	6.50271
Average three months, six months and year ended HK$ : US$ exchange rate	7.80000	7.80000